LEASES (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Long-term lending annual rate	4.35%
Non-cash ROU asset			$ 479,744	¥ 3,342,278
Non-cash lease liability			$ 479,744	¥ 3,342,278
Amount of operating lease expense	$ 0	$ 0
Operating leases expenses	$ 0	$ 59,658
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease	5 years